DERIVATIVE LIABILITIES - Summary of fair value inputs (Details)	12 Months Ended
	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares
Risk free interest rate
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.0247	0.0270
Life of Warrants (years)
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Life of Warrants (years)	2 years 6 months 3 days	3 years 6 months 3 days
Market price of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	2.82	2.45
Expected future volatility of Common Shares
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	0.8300	1.2300
Fair value per Warrant
Disclosure of significant unobservable inputs used in fair value measurement of liabilities [line items]
Significant unobservable input, liabilities	1.24	1.75